Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Book value	€ 13,155	€ 14,150	€ 12,630
Associates
Investments
Book value	4,047	4,619
Associates | LabAnalysis Environmental Scienze Srl
Investments
Book value	€ 26
% of the investment in associate	30.00%
Associates | Abu Dhabi Oil Refining Company (TAKREER)
Investments
Book value	€ 1,980	€ 2,275
% of the investment in associate	20.00%	20.00%
Associates | QatarEnergy LNG NFE (5)
Investments
Book value	€ 661	€ 633
% of the investment in associate	25.00%	25.00%
Associates | Ithaca Energy Plc
Investments
Book value	€ 486	€ 725
% of the investment in associate	35.92%	37.17%
Associates | ADNOC Global Trading Ltd
Investments
Book value	€ 192	€ 165
% of the investment in associate	20.00%	20.00%
Associates | Coral FLNG SA
Investments
Book value	€ 184	€ 231
% of the investment in associate	25.00%	25.00%
Associates | LG-Eni BioRefining Co Ltd [Member]
Investments
Book value	€ 93	€ 56
% of the investment in associate	49.00%	49.00%
Associates | United Gas Derivatives Co
Investments
Book value	€ 71	€ 79
% of the investment in associate	33.33%	33.33%
Associates | Novis Renewables Holdings Llc
Investments
Book value	€ 66	€ 74
% of the investment in associate	49.00%	49.00%
Associates | Bluebell Solar Class A Holdings II LlC
Investments
Book value	€ 62	€ 72
% of the investment in associate	99.00%	99.00%
Associates | Var Energi ASA
Investments
% of the investment in associate	63.04%	63.04%
Associates | Other
Investments
Book value	€ 226	€ 309
Joint ventures
Investments
Book value	9,016	9,449
Joint ventures | Azule Energy Holdings Ltd
Investments
Book value	€ 4,634	€ 5,211
% of the investment in joint venture	50.00%	50.00%
Joint ventures | E&E Algeria Touat BV
Investments
Book value	€ 671	€ 646
% of the investment in joint venture	66.00%	54.00%
Joint ventures | St. Bernard Renewables Llc
Investments
Book value	€ 657	€ 806
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Saipem SpA
Investments
Book value	€ 581	€ 528
% of the investment in joint venture	21.80%	21.61%
Joint ventures | SeaCorridor Srl
Investments
Book value	€ 411	€ 485
% of the investment in joint venture	50.10%	50.10%
Joint ventures | Vårgrønn AS
Investments
Book value	€ 374	€ 406
% of the investment in joint venture	65.00%	65.00%
Joint ventures | Cardon IV SA
Investments
Book value	€ 370	€ 351
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Book value	€ 366	€ 382
% of the investment in joint venture	35.71%	35.71%
Joint ventures | GreenIT SpA [member]
Investments
Book value	€ 140	€ 111
% of the investment in joint venture	51.00%	51.00%
Joint ventures | Eni CCUS Holding
Investments
Book value	€ 136
% of the investment in joint venture	50.01%
Joint ventures | 2023 Sol IX Llc
Investments
Book value	€ 131	€ 149
% of the investment in joint venture	73.62%	73.59%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Book value	€ 81	€ 61
% of the investment in joint venture	50.00%	50.00%
Joint ventures | Mangistau Power B.V
Investments
Book value	€ 75	€ 51
% of the investment in joint venture	51.00%	51.00%
Joint ventures | 2024 Sol XV Llc
Investments
Book value	€ 67
% of the investment in joint venture	47.47%
Joint ventures | 2022 Sol VII Llc
Investments
Book value	€ 53	€ 61
% of the investment in joint venture	75.24%	75.26%
Joint ventures | 2025 Bateria II Llc
Investments
Book value	€ 53
% of the investment in joint venture	33.92%
Joint ventures | Hergo Renewables SpA [member]
Investments
Book value	€ 35	€ 33
% of the investment in joint venture	65.00%	65.00%
Joint ventures | Mangistau Renewables B.V.
Investments
Book value	€ 35	€ 21
% of the investment in joint venture	51.00%	51.00%
Joint ventures | 2024 Sol XVI Llc
Investments
Book value	€ 31
% of the investment in joint venture	40.58%
Joint ventures | Societa Oleodotti Meridionali - SOM SpA
Investments
Book value	€ 13	€ 18
% of the investment in joint venture	70.00%	70.00%
Joint ventures | LabAnalysis Environmental Scienze Srl
Investments
Book value		€ 26
% of the investment in joint venture		30.00%
Joint ventures | Other
Investments
Book value	€ 102	€ 103
Investments in unconsolidated entities controlled by Eni
Investments
Book value	92	82
Investments in unconsolidated entities controlled by Eni | Other
Investments
Book value	€ 92	€ 82